SIGNIFICANT ACCOUNTING POLICIES - Grants and participations & Ordinary share warrants classification and measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Recognized participations in research and development as a reduction from research and development expenses	$ 2,459	$ 878	$ 571
Outstanding ordinary share warrants	718,964	728,017